Public Offering - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 11, 2018	Dec. 31, 2019	Dec. 31, 2018	Feb. 14, 2020	Feb. 10, 2020
Class Of Stock [Line Items]
Number of shares called by warrants	6,666,666
Units sold	40,000,000
Share price (in dollars per share)	$ 10.00
Proceeds from sale of Units in initial public offering			$ 400,000,000
Common stock, par value (in dollars per share)		$ 0.0001
Upfront underwriting discount			$ (8,000,000)
Percentage of deferred underwriting discount		3.50%
Deferred underwriting discount	$ 14,000,000
IPO
Class Of Stock [Line Items]
Proceeds from sale of Units in initial public offering		$ 400,000,000
Upfront underwriting discount (as a percent)	2.00%
Upfront underwriting discount	$ 8,000,000
Percentage of deferred underwriting discount		3.50%
Over-Allotment Option
Class Of Stock [Line Items]
Units sold	2,500,000
Warrant
Class Of Stock [Line Items]
Number of shares that contribute each unit		0.33
Warrant exercisable term if business combination is completed		30 days
Warrant exercisable term from the closing of public offer		12 days
Warrant expiration term		5 years
Number of months to complete business combination		24 days
Class A Common Stock
Class Of Stock [Line Items]
Number of shares that contribute each unit		1
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Warrants exercise price (in dollars per share)		$ 11.50
Subsequent Event
Class Of Stock [Line Items]
Redemption price per warrant				$ 0.01
Share price threshold price				$ 18.00
Common stock, par value (in dollars per share)					$ 0.0001
Subsequent Event | Class A Common Stock
Class Of Stock [Line Items]
Number of shares called by warrants				13,333,333
Subsequent Event | Private Placement Warrant | Class A Common Stock
Class Of Stock [Line Items]
Number of shares called by warrants				6,666,666